Accounts and transactions with related parties (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Minera Antucoya [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	76,079,669-7
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 2,813	$ 2,045	$ 1,501
Ralated Party Transactions Charges Credits on Income	$ 1,988	1,454	1,200
Canal 13 SpA. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 2,054,644	2,641,844	2,064,067
Ralated Party Transactions Charges Credits on Income	$ (2,054,644)	(2,641,844)	(2,064,067)
Vina Tabali S.A. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Services provided
Commitments made by entity, related party transactions	$ 69,567	90,214	85,931
Ralated Party Transactions Charges Credits on Income	$ 25,771	90,214	85,931
Inversiones Irsa Ltda [Member] | Dividends paid [Member]
Statement [Line Items]
Related Parties Tax ID	76,313,970-0
Country of incorporation	Chile
Description of nature of related party relationship	Dividends paid
Commitments made by entity, related party transactions	$ 14,493,784	4,522,295	4,457,428
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Hapag-Lloyd Chile SpA. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 160,967	159,652	183,292
Ralated Party Transactions Charges Credits on Income	$ (160,967)	(159,652)	(183,292)
Cervecera Szot SpA [Member] | Capital contribution [Member]
Statement [Line Items]
Related Parties Tax ID	76,481,675-7
Country of incorporation	Chile
Description of nature of related party relationship	Capital contribution
Commitments made by entity, related party transactions	$ 0	0	52,771
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Minera Centinela [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	76,727,040-2
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 9,016	7,246	5,085
Ralated Party Transactions Charges Credits on Income	$ 6,372	5,152	4,068
Heliservicios SA [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	76,553,712-6
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 0	17,760	17,760
Ralated Party Transactions Charges Credits on Income	$ 0	(17,760)	(17,760)
Cervecera Kunstmann Ltda [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 796,617	773,056	640,590
Ralated Party Transactions Charges Credits on Income	$ 614,988	589,466	484,283
Cervecera Kunstmann Ltda [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 135,589	113,507	152,578
Ralated Party Transactions Charges Credits on Income	$ (135,589)	(113,507)	(152,578)
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 6,975,121	5,691,405	4,807,422
Ralated Party Transactions Charges Credits on Income	$ 4,492,551	3,761,223	2,884,453
Comercial Patagona Ltda. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 544,738	405,845	355,279
Ralated Party Transactions Charges Credits on Income	$ (544,738)	(405,845)	(355,279)
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Services provided
Commitments made by entity, related party transactions	$ 2,289,097	2,756,584	3,154,653
Ralated Party Transactions Charges Credits on Income	$ 2,289,097	2,756,584	3,154,653
Inversiones PFI Chile Ltda. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 269,996	302,332	162,589
Ralated Party Transactions Charges Credits on Income	$ (269,996)	(302,332)	(162,589)
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Purchase of products
Commitments made by entity, related party transactions	$ 10,237,934	10,555,440	11,062,488
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Cervecera Valdivia SA [Member] | Dividends paid [Member]
Statement [Line Items]
Related Parties Tax ID	79,985,340-K
Country of incorporation	Chile
Description of nature of related party relationship	Dividends paid
Commitments made by entity, related party transactions	$ 3,886,021	990,073	818,433
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Cooperativa Agricola Control Pisquero de Elqui y Limar Ltda [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Purchase of products
Commitments made by entity, related party transactions	$ 4,496,965	5,432,008	4,956,446
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Cooperativa Agricola Control Pisquero de Elqui y Limar Ltda One [Member] | Dividends paid [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Dividends paid
Commitments made by entity, related party transactions	$ 928,507	768,325	637,313
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Cooperativa Agricola Control Pisquero de Elqui y Limar Ltda Two [Member] | Loan [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Loan
Commitments made by entity, related party transactions	$ 36,828	35,016	25,204
Ralated Party Transactions Charges Credits on Income	$ 4,285	3,863	6,467
Cooperativa Agricola Control Pisquero de Elqui y Limar LtdaThree [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 12,367	3,731	4,727
Ralated Party Transactions Charges Credits on Income	$ 8,164	2,464	3,116
Nestle Chile SA [Member] | Dividends paid [Member]
Statement [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Dividends paid
Commitments made by entity, related party transactions	$ 4,931,641	3,922,143	4,158,228
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Quinenco SA [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 19,952	20,362	15,941
Ralated Party Transactions Charges Credits on Income	$ 13,932	14,330	12,753
Empresa Nacional de Energia Enex SA [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 444,367	277,482	298,865
Ralated Party Transactions Charges Credits on Income	$ (444,367)	(277,482)	(298,865)
Empresa Nacional de Energia Enex SA [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Purchase of products
Commitments made by entity, related party transactions	$ 200,481	227,106	260,177
Ralated Party Transactions Charges Credits on Income	$ (200,481)	(227,106)	(260,177)
SAAM S.A. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	92,048,000-4
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 0	11,453	103
Ralated Party Transactions Charges Credits on Income	$ 0	(5,366)	(9)
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	93,920,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 38,007	34,966	33,441
Ralated Party Transactions Charges Credits on Income	$ 28,630	27,973	26,753
Inversiones Enex S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 1,394,919	1,434,303	1,445,395
Ralated Party Transactions Charges Credits on Income	$ 988,572	1,020,286	1,156,316
Inversiones Y Rentas S.A. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	96,427,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Services provided
Commitments made by entity, related party transactions	$ 9,176	9,106	9,622
Ralated Party Transactions Charges Credits on Income	$ 9,176	9,106	9,622
Inversiones Y Rentas S.A. [Member] | Dividends paid [Member]
Statement [Line Items]
Related Parties Tax ID	96,427,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Dividends paid
Commitments made by entity, related party transactions	$ 112,614,526	35,137,554	34,633,542
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Banchile Corredores de Bolsa S.A. [Member] | Investment [Member]
Statement [Line Items]
Related Parties Tax ID	96,571,220-8
Country of incorporation	Chile
Description of nature of related party relationship	Investments
Commitments made by entity, related party transactions	$ 531,200,000	1,231,060,000	645,420,000
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Banchile Corredores de Bolsa S.A. [Member] | Investment Rescue [Member]
Statement [Line Items]
Related Parties Tax ID	96,571,220-8
Country of incorporation	Chile
Description of nature of related party relationship	Investment Rescue
Commitments made by entity, related party transactions	$ 552,594,958	1,220,115,263	653,920,000
Ralated Party Transactions Charges Credits on Income	$ 274,958	1,225,263	720,312
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 86,790	35,852	91,198
Ralated Party Transactions Charges Credits on Income	$ 81,906	28,656	72,958
Empresas Carozzi S.A. [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Purchase of products
Commitments made by entity, related party transactions	$ 5,201,040	3,823,086	19,251,592
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Inversiones Punta Brava SA [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,657,690-1
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 1,188	1,095	1,150
Ralated Party Transactions Charges Credits on Income	$ 840	779	920
Inversiones Punta Brava SA [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	96,657,690-1
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 0	87,894	83,946
Ralated Party Transactions Charges Credits on Income	$ 0	(87,894)	(83,946)
Transbank S.A. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	96,689,310-9
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 187,378	167,149	131,269
Ralated Party Transactions Charges Credits on Income	$ (187,378)	(167,149)	(131,269)
SAAM Extraportuario SA [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	96,798,520-1
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 41,188	83,711	55,148
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Radiodifusion SpA [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 306,153	470,325	391,598
Ralated Party Transactions Charges Credits on Income	$ (306,153)	(470,325)	(391,598)
Cervecera Austral SA [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Purchase of products
Commitments made by entity, related party transactions	$ 14,235,437	10,055,050	8,481,780
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Cervecera Austral SA One [Member] | Dividends received [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Dividends received
Commitments made by entity, related party transactions	$ 438,258	372,088	245,068
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Cervecera Austral SA Two [Member] | Royalties [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Royalty
Commitments made by entity, related party transactions	$ 331,083	329,276	333,356
Ralated Party Transactions Charges Credits on Income	$ (331,083)	(329,276)	(333,356)
Cervecera Austral SAThree [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Services provided
Commitments made by entity, related party transactions	$ 253,789	258,099	253,473
Ralated Party Transactions Charges Credits on Income	$ 253,789	258,099	253,473
Cervecera Austral SA Four [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 71,885	38,444	413,117
Ralated Party Transactions Charges Credits on Income	$ 51,102	28,125	183,835
Banco de Chile [Member] | Interests [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Interests
Commitments made by entity, related party transactions	$ 149,209	165,325	369,097
Ralated Party Transactions Charges Credits on Income	$ (149,209)	(165,325)	(369,097)
Banco de Chile One [Member] | Investment [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Investments
Commitments made by entity, related party transactions	$ 106,006,335	374,540,529	2,146,826
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Banco de Chile Two [Member] | Derivatives [member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Derivatives
Commitments made by entity, related party transactions	$ 75,540,396	42,723,097	63,548,208
Ralated Party Transactions Charges Credits on Income	$ 2,859	(753,383)	5,500,174
Banco de Chile Three [Member] | Investment Rescue [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Investment Rescue
Commitments made by entity, related party transactions	$ 105,256,049	371,884,715	21,152,221
Ralated Party Transactions Charges Credits on Income	$ 175,733	343,839	3,596
Banco de Chile Four [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 393,096	368,839	359,579
Ralated Party Transactions Charges Credits on Income	$ (393,096)	(368,839)	(359,579)
Banco de Chile Five [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 246,431	247,781	219,821
Ralated Party Transactions Charges Credits on Income	$ 223,733	218,469	175,857
Foods Compania de Alimentos CCU SA [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Purchase of products
Commitments made by entity, related party transactions	$ 5,515	24,944	393,705
Ralated Party Transactions Charges Credits on Income	$ (5,515)	(24,944)	(393,705)
Foods Compania de Alimentos CCU SA One [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Capital decrease
Commitments made by entity, related party transactions	$ 11,200,000	0	0
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Foods Compania de Alimentos CCU SA Two [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Services provided
Commitments made by entity, related party transactions	$ 325,857	444,677	731,310
Ralated Party Transactions Charges Credits on Income	$ 325,857	444,677	731,310
Foods Compania de Alimentos CCU SA Three [Member] | Consignation sales [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Consignation sales
Commitments made by entity, related party transactions	$ 956,516	3,029,169	2,804,870
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Foods Compania de Alimentos CCU SA Four [Member] | Remittanse send [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Remittance send
Commitments made by entity, related party transactions	$ 0	0	717,900
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Bebidas Bolivianas BBO S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 0	194,516	425,664
Ralated Party Transactions Charges Credits on Income	$ 0	73,916	161,752
Ecor Ltda [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 157,818	67,426	0
Ralated Party Transactions Charges Credits on Income	$ (157,818)	(67,426)	0
Central Cervecera de Colombia S.A.S. [Member] | Capital contribution [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Capital contribution
Commitments made by entity, related party transactions	$ 0	0	28,232,532
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	License and technical assistance
Commitments made by entity, related party transactions	$ 265,594	247,395	211,740
Ralated Party Transactions Charges Credits on Income	$ (265,594)	(247,395)	(211,740)
Americas Distilling Investments [Member] | Capital contribution [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	United States
Description of nature of related party relationship	Capital contribution
Commitments made by entity, related party transactions	$ 0	0	1,043,720
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Zona Franca Central Cervecera S.A.S. [Member] | Capital contribution [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Capital contribution
Commitments made by entity, related party transactions	$ 13,563,816	59,505,559	21,080,358
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Heineken Brouwerijen BV One [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 0	0	846,179
Ralated Party Transactions Charges Credits on Income	$ 0	0	634,634
Heineken Brouwerijen BV One [Member] | License and technical assistance [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	License and technical assistance
Commitments made by entity, related party transactions	$ 10,395,266	9,678,688	0
Ralated Party Transactions Charges Credits on Income	$ (10,395,266)	(9,678,688)	0
Heineken Brouwerijen BV Two [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 116,703	73,733	0
Ralated Party Transactions Charges Credits on Income	$ (116,703)	(73,733)	0
Heineken Brouwerijen BV Two [Member] | License and technical assistance [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	License and technical assistance
Commitments made by entity, related party transactions	$ 0		11,051,487
Ralated Party Transactions Charges Credits on Income	$ 0		(11,051,487)
Heineken Brouwerijen BV Three [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Services received
Commitments made by entity, related party transactions	$ 0	73,733	166,677
Ralated Party Transactions Charges Credits on Income	$ 0	(73,733)	(166,677)
Banco BASA SA. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 1,458	0	0
Ralated Party Transactions Charges Credits on Income	$ 797	0	0
Chajha SA [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 4,284	2,003	2,139
Ralated Party Transactions Charges Credits on Income	$ 893	1,318	1,497
Cigar Trading SRL [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 704	671	630
Ralated Party Transactions Charges Credits on Income	$ 368	392	441
Club Libertad [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 3,304	7,697	6,358
Ralated Party Transactions Charges Credits on Income	$ 1,412	4,737	4,450
Emprendimientos Hoteleros S.A.E.C.A [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 15,626	12,401	3,162
Ralated Party Transactions Charges Credits on Income	$ 9,009	8,101	2,214
Consignataria de Ganado S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 239	0	327
Ralated Party Transactions Charges Credits on Income	$ 60	0	229
Fundacion Nande Paraguay [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 0	1,602	2,998
Ralated Party Transactions Charges Credits on Income	$ 0	947	2,099
Fundacion Ramon T Cartes [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 3,860	217	283
Ralated Party Transactions Charges Credits on Income	$ 1,005	107	198
Ganadera Las Pampas S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 457	836	1,575
Ralated Party Transactions Charges Credits on Income	$ 135	242	1,103
Grafica Editorial InterSudamericana SA [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 967	5,973	2,714
Ralated Party Transactions Charges Credits on Income	$ 665	4,154	1,900
La Mision S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 774	871	0
Ralated Party Transactions Charges Credits on Income	$ 543	610	0
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Purchase of products
Commitments made by entity, related party transactions	$ 13,916,593	11,604,832	13,493,244
Ralated Party Transactions Charges Credits on Income	$ 0	0	0
Palermo S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 3,161	4,069	7,354
Ralated Party Transactions Charges Credits on Income	$ 1,040	2,825	5,148
Societe des Produits Nestle SA [Member] | Royalties [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Royalty
Commitments made by entity, related party transactions	$ 984,337	706,629	410,421
Ralated Party Transactions Charges Credits on Income	$ (984,337)	(706,629)	(410,421)
QSR S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 93,590	32,858	31,154
Ralated Party Transactions Charges Credits on Income	$ 60,787	19,080	21,808
Tabacalera del Este S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 3,489	25,861	58,202
Ralated Party Transactions Charges Credits on Income	$ 2,152	$ 16,339	$ 40,741